Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
31.	FINANCIAL INSTRUMENTS

Foreign Exchange Risk

As at December 31, 2017, the Corporation’s significant foreign exchange currency exposure on its financial instruments by currency was as follows (in U.S. dollar equivalents):

	CDN	EUR	GBP
	$000’s	$000’s	$000’s
Cash	12,735	94,674	6,655
Restricted cash	—	925	—
Available-for-sale investments	—	7,460	—
Accounts receivable	8,519	48,207	9,594
Derivatives	6	(176)	2,308
Accounts payable and accrued liabilities	(12,247)	(37,126)	(24,816)
Other payables	(21)	(8,192)	—
Long-term debt	—	(445,322)	—
Derivatives	—	(111,762)	—
Customer deposits	(1,984)	(75,416)	(6,360)

The table below details the effect on earnings before tax of a 10% strengthening or weakening of the USD exchange rate at the balance sheet date for balance sheet items denominated in CDN, EUR and GBP:

10% Strengthening (weakening)
Currency	$000’s
CDN	701
EUR	(52,673)
GBP	(1,262)

The table below details the effect on equity of a 10% strengthening or weakening of the EUR:USD exchange rate on the cross currency interest rate swaps that hedge the USD First Lien Term Loan. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates.

	Equity $000's	Equity $000's
	- 10%	+ 10%
EUR:USD exchange rate	(121,958)	110,871

Interest Rate Risk

The Corporation’s exposure to changes in interest rates (particularly, fluctuations in LIBOR) relates primarily to interest paid on the Corporation’s long-term indebtedness, as well as the interest earned on and market value of its cash and available-for-sale investments. The Corporation is also exposed to fair value interest rate risk with respect to its USD First Lien Term Loan, which it attempts to mitigate by hedging through the Swap Agreements that fix the interest rate on the same. The Corporation is also exposed to cash flow interest rate risk on the unhedged elements of the USD First Lien Term Loan, the EUR First Lien Term Loan and the USD Second Lien Term Loan which bear interest at variable rates.

The table below details the effect on earnings before tax of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on these loans. 100 basis points sensitivity is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Net earnings (loss) $000's
	- 100 bps	+ 100 bps
LIBOR	1,751	(9,200)
EURIBOR	—	(3,388)

The USD First Lien Term Loan and the USD Second Lien Term Loan each have a floor of 1.00% for the LIBOR and as such, the interest rate cannot decrease below 4.50% and 8.00% respectively. The EUR First Lien Term Loan has a floor of 0% for the EURIBOR and as such, the interest rate cannot decrease below 3.75%. Management monitors movements in the interest rates by reviewing the EURIBOR and LIBOR on a quarterly basis.

The table below details the effect on equity of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on the valuations of the cross currency swaps that hedge the USD First Lien Term Loan. 100 basis points is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Equity $000's
	- 100 bps	+ 100 bps
LIBOR	18,665	(18,256)
EURIBOR	(5,778)	3,480

Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Corporation. The Corporation has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. The Corporation’s policy is to transact wherever possible with investment grade counterparties. This information is supplied by independent rating agencies where available, and if not available, the Corporation uses other publicly available financial information and its own trading records to rate its major customers. The Corporation’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is managed by the Corporation’s treasury and finance groups in accordance with the Corporation’s treasury investment policy, which was approved by the Corporation’s Audit Committee.

Trade receivables consist of a large number of customers, spread across geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

The Stars Group does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Stars Group defines counterparties as having similar characteristics if they are related entities.

The credit risk on banks, available-for-sale investments and derivative financial instruments is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies. The Corporation’s treasury investment policy and related strategy is focused on the preservation of capital and supporting its liquidity requirements, not on generating trading profits.

Trade receivables include amounts that are past due at the end of the reporting period for which the Corporation has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable.

Age of receivables that are past due but not impaired:

	As at December 31,
	2017	2016
	$000’s	$000’s
Past due less than 181 days	1,707	217
Past due more than 181 days	879	163
Total	2,586	380

The allowance for doubtful accounts is $166,000 as at December 31, 2017 (December 31, 2016 – $309,000).

Age of impaired trade receivables:

	As at December 31,
	2017	2016
	$000’s	$000’s
Past due less than 181 days	—	—
Past due more than 181 days	166	309
Total past due	166	309

Liquidity Risk

Liquidity risk is the Corporation’s ability to meet its financial obligations when they come due. The Corporation is exposed to liquidity risk with respect to its contractual obligations and financial liabilities. The Corporation manages liquidity risk by continuously monitoring forecasted and actual cash flows and matching maturity profiles of financial assets and liabilities. The Corporation’s objective is to maintain a balance between continuity of funding and flexibility through borrowing facilities available through the Corporation’s banks and other lenders. The Corporation’s policy is to seek to ensure adequate funding is available from operations, established lending facilities and other sources, including the debt and equity capital markets, as required.

The Corporation’s principal sources of liquidity are its cash generated from operations and certain other currently available funds. Currently available funds consist primarily of cash on deposit with banks and available-for-sale investments, which are comprised primarily of certain highly liquid, short-term investments, including debt securities and funds. Generally, following the Stars Interactive Group Acquisition, the Corporation’s working capital needs are minimal over the year as the gaming business requires customers to deposit funds prior to playing or participating in its real-money product offerings. The Corporation believes that such deposits are typically converted to revenue efficiently and on a timely basis such that operating expenditures are sufficiently covered. Management is also of the opinion that investing is a key element necessary for the continued growth of the Corporation’s customer base and the future development of new and innovative products and services. Based on the Corporation’s currently available funds, funds available from the Credit Facility and its ability to access the debt and equity capital markets, if necessary, management believes that the Corporation will have the cash resources necessary to satisfy current obligations and working capital needs, and fund currently planned development activities and other capital expenditures for at least the next 12 months. Notwithstanding, as a result of, among other things, the state of capital markets and the Corporation’s ability to access them on favorable terms, if at all, micro and macro-economic downturns, and contractions of the Corporation’s operations may influence its ability to liquidate its available-for-sale investments or otherwise secure the capital resources required to satisfy current or future obligations (including, without limitation, those set forth below) and fund future projects, strategic initiatives and support growth.

Customer deposit liabilities relate to customer deposits which are held in multiple bank accounts and highly liquid investments which are segregated from those holding operational funds. These deposits are included in current assets in the consolidated statements of financial position under Cash and cash equivalents – customer deposits and Current investments – customer deposits (see note 25).

The following table provides information about the terms of the Corporation’s financial obligations and liabilities:

	On	Less than 1	2 to 5	Greater than
	demand	year	years	5 years
	$000’s	$000’s	$000’s	$000’s
Accounts payable and accrued liabilities	101,169	48,496	1,808	—
Other payables	42,498	216	—	—
Customer deposits	349,766	—	—	—
Derivatives	—	—	111,762	—
Provisions	—	17,590	3,093	—
Long-term debt*	—	150,026	2,752,467	—
Total	493,433	216,328	2,869,130	—

* Includes principal and interest